Apollo Tactical Income Fund Inc.
Schedule of Investments
March 31, 2020 (unaudited)
	Principal
	Amount ($)	Value ($)

Senior Loans - 115.7%(a)
AEROSPACE & DEFENSE - 6.3%
Guidehouse, LLP
First Lien Term Loan, (1M LIBOR + 4.50%, 0.00% Floor), 5.49%, 05/01/25(c)	2,882,840	2,363,928
Kestrel Bidco, Inc. (Canada)
First Lien Term Loan B, (1M LIBOR + 3.00%, 1.00% Floor), 4.00%, 12/11/26(c)(e)	3,023,351	2,471,589
Maxar Technologies, Ltd. (Canada)
First Lien Term Loan B, (1M LIBOR + 2.75%, 0.00% Floor), 3.74%, 10/04/24(b)(c)(d)(e)	2,686,915	2,418,224
MRO Holdings, Inc.
First Lien Term Loan B, (3M LIBOR + 5.00%, 0.00% Floor), 6.45%, 06/04/26(c)	2,890,483	2,353,345
PAE Holding Corp.
First Lien Term Loan, (1M LIBOR + 5.50%, 1.00% Floor), 6.50%, 10/20/22(c)	1,731,847	1,593,300
Second Lien Term Loan, (1M LIBOR + 9.50%, 1.00% Floor), 10.50%, 10/20/23(c)(d)	485,373	439,651
		11,640,037
AUTOMOTIVE - 2.4%
APC Automotive Technologies, LLC
First Lien Term Loan A-1, (1.00% PIK), (6M LIBOR + 5.00%, 1.00% Floor), 6.72%, 05/09/25(c)(f)	5,065,078	4,009,845
First Lien Term Loan B, (6M LIBOR + 5.00%, 1.00% Floor), 6.72%, 05/10/24(c)(d)	1,578,175	522,770
		4,532,615
BANKING, FINANCE, INSURANCE & REAL ESTATE - 10.4%
AIS Holdco, LLC
First Lien Term Loan, (3M LIBOR + 5.00%, 0.00% Floor), 6.78%, 08/15/25(c)(d)	2,138,889	1,700,416
Alliant Holdings Intermediate, LLC
First Lien Term Loan B, (1M LIBOR + 3.25%, 0.00% Floor), 3.86%, 05/09/25(c)	3,902,219	3,584,189
Asurion, LLC
First Lien Term Loan B4, (1M LIBOR + 3.00%, 0.00% Floor), 3.99%, 08/04/22(c)	2,478,557	2,375,276
First Lien Term Loan B6, (1M LIBOR + 3.00%, 0.00% Floor), 3.99%, 11/03/23(c)	1,277,101	1,232,402
First Lien Term Loan B7, (1M LIBOR + 3.00%, 0.00% Floor), 3.99%, 11/03/24(c)	1,006,161	970,945
Second Lien Term Loan B2, (1M LIBOR + 6.50%, 0.00% Floor), 7.49%, 08/04/25(c)	793,596	735,564
Edelman Financial Center, LLC
First Lien Term Loan B, (1M LIBOR + 3.25%, 0.00% Floor), 4.18%, 07/21/25(c)	3,898,549	3,357,625
NFP Corp.
First Lien Term Loan, (1M LIBOR + 3.25%, 0.00% Floor), 4.24%, 02/15/27(b)(c)	3,283,702	2,856,821
Sedgwick Claims Management Services, Inc.
First Lien Term Loan B, (1M LIBOR + 4.00%, 0.00% Floor), 4.99%, 09/03/26(c)	2,782,879	2,541,116
		19,354,354
BEVERAGE, FOOD & TOBACCO - 3.8%
Froneri US, Inc. (United Kingdom)
First Lien Term Loan B-2, (1M LIBOR + 2.25%, 0.00% Floor), 3.24%, 01/29/27(b)(c)(e)	3,740,973	3,591,334
Second Lien Term Loan, (1M LIBOR + 5.75%, 0.00% Floor), 6.74%, 01/31/28(b)(c)(e)	559,322	531,356
Winebow Holdings, Inc.
First Lien Term Loan, (1M LIBOR + 3.75%, 1.00% Floor), 4.75%, 07/01/21(c)	3,886,011	3,032,837
		7,155,527
CAPITAL EQUIPMENT - 2.3%
Safe Fleet Holdings, LLC
First Lien Term Loan, (6M LIBOR + 3.00%, 1.00% Floor), 4.00%, 02/03/25(c)	3,684,027	3,131,423
Second Lien Term Loan, (6M LIBOR + 6.75%, 1.00% Floor), 7.75%, 02/02/26(c)	1,403,846	1,105,529
		4,236,952
CHEMICALS, PLASTICS, & RUBBER - 5.2%
Perstorp Holding AB (Sweden)
First Lien Term Loan, (6M LIBOR + 4.75%, 0.00% Floor), 5.82%, 02/27/26(c)(e)	2,318,919	1,864,793
Polar US Borrower, LLC
First Lien Term Loan, (1M / 3M LIBOR + 4.75%, 0.00% Floor), 6.61%, 10/15/25(c)	1,994,950	1,760,543
Starfruit US Holdco, LLC (Netherlands)
First Lien Term Loan B, (1M LIBOR + 3.00%, 0.00% Floor), 3.86%, 10/01/25(c)(e)	3,869,921	3,511,954
Tronox Finance, LLC
First Lien Term Loan B, (1M LIBOR + 2.75%, 0.00% Floor), 3.93%, 09/23/24(c)	2,828,127	2,517,033
		9,654,323
CONSTRUCTION & BUILDING - 1.1%
Associated Asphalt Partners, LLC
First Lien Term Loan B, (1M LIBOR + 5.25%, 1.00% Floor), 6.25%, 04/05/24(c)	2,831,335	2,052,717
CONSUMER GOODS: NON-DURABLE - 2.7%
Coty, Inc.
First Lien Term Loan A, (1M LIBOR + 1.50%, 0.00% Floor), 2.51%, 04/05/23(c)(d)	941,677	748,634
Kronos Acquisition Holdings, Inc. (Canada)
First Lien Term Loan, (1M LIBOR + 4.00%, 1.00% Floor), 5.00%, 05/15/23(c)(e)	4,689,719	4,242,250
		4,990,884
CONTAINERS, PACKAGING & GLASS - 2.1%
Anchor Glass Container Corp.
First Lien Term Loan, (1M / 3M LIBOR + 2.75%, 1.00% Floor), 3.78%, 12/07/23(c)	3,664,072	2,125,162
Strategic Materials Holding Corp.
First Lien Term Loan, (3M LIBOR + 3.75%, 1.00% Floor), 5.51%, 11/01/24(c)	2,842,001	1,776,251
		3,901,413
ENERGY: OIL & GAS - 0.1%
Ascent Resources - Marcellus, LLC
First Lien Term Loan A, (1M LIBOR + 6.50%, 1.00% Floor), 7.50%, 03/30/23(c)	230,586	204,645
RDV Resources, Inc.
First Lien Term Loan, (2.00% PIK), (3M LIBOR + 6.50%, 1.00% Floor), 7.50%, 03/31/24(c)(d)(f)	116,184	34,774
		239,419
HEALTHCARE & PHARMACEUTICALS - 11.0%
Bausch Health Companies, Inc.
First Lien Term Loan, (1M LIBOR + 2.75%, 0.00% Floor), 3.36%, 11/27/25(c)	1,632,000	1,558,560
BioClinica Holding I, LP
First Lien Initial Term Loan, (1M LIBOR + 4.25%, 1.00% Floor), 5.25%, 10/20/23(c)	4,133,084	3,516,572
BW NHHC HoldCo, Inc.
First Lien Term Loan, (3M LIBOR + 5.00%, 0.00% Floor), 6.62%, 05/15/25(c)	2,597,205	1,597,281
Endo International PLC
First Lien Term Loan B, (1M LIBOR + 4.25%, 0.75% Floor), 5.25%, 04/29/24(c)	3,553,163	3,215,613
Hanger, Inc.
First Lien Term Loan B, (1M LIBOR + 3.50%, 0.00% Floor), 4.49%, 03/06/25(c)	2,326,348	2,035,554
Lanai Holdings III, Inc.
First Lien Term Loan B, (3M LIBOR + 4.75%, 1.00% Floor), 6.53%, 08/29/22(c)	997,396	734,128
Second Lien Term Loan, (3M LIBOR + 8.50%, 1.00% Floor), 10.28%, 08/28/23(c)(d)	869,565	719,130
Parexel International Corp.
First Lien Term Loan B, (1M LIBOR + 2.75%, 0.00% Floor), 3.74%, 09/27/24(c)	2,000,000	1,727,500
Pluto Acquisition I, Inc.
First Lien Term Loan, (3M LIBOR + 5.00%, 0.00% Floor), 6.82%, 06/22/26(c)	2,133,702	1,824,315
Team Health Holdings, Inc.
First Lien Term Loan, (1M LIBOR + 2.75%, 1.00% Floor), 3.75%, 02/06/24(b)(c)	5,398,023	3,481,725
		20,410,378
HIGH TECH INDUSTRIES - 21.6%
Aspect Software, Inc.
First Lien Term Loan, (1M LIBOR + 5.00%, 1.00% Floor), 6.00%, 01/15/24(b)(c)	2,164,379	1,709,859
Boxer Parent Company, Inc.
First Lien Term Loan, (1M LIBOR + 4.25%, 0.00% Floor), 5.24%, 10/02/25(c)	2,489,918	2,093,710
Electronics for Imaging, Inc.
First Lien Term Loan, (3M LIBOR + 5.00%, 0.00% Floor), 6.45%, 07/23/26(c)	4,007,621	3,186,059
Imperva, Inc.
First Lien Term Loan, (3M LIBOR + 4.00%, 1.00% Floor), 5.70%, 01/12/26(b)(c)	4,400,952	3,645,440
ION Trading Technologies S.A.R.L (United Kingdom)
First Lien Term Loan, (6M LIBOR + 4.00%, 1.00% Floor), 5.07%, 11/21/24(c)(e)	4,987,036	4,155,871
Ivanti Software, Inc.
First Lien Term Loan, (1M LIBOR + 4.25%, 1.00% Floor), 5.25%, 01/20/24(c)	5,890,277	5,242,347
Red Ventures, LLC
First Lien Term Loan B-2, (1M LIBOR + 2.50%, 0.00% Floor), 3.49%, 11/08/24(c)	2,984,848	2,616,712
Riverbed Technology, Inc.
First Lien Term Loan, (1M LIBOR + 3.25%, 1.00% Floor), 4.25%, 04/24/22(b)(c)	4,392,253	2,908,484
Surf Intermediate I, Ltd.
First Lien Term Loan B, (3M LIBOR + 3.50%, 0.00% Floor), 4.81%, 03/05/27(b)(c)	2,135,462	1,916,577
Syncsort, Inc.
First Lien Incremental Term Loan B, (3M LIBOR + 6.00%, 1.00% Floor), 7.58%, 08/16/24(c)	1,341,175	1,086,352
First Lien Term Loan B, (3M LIBOR + 6.25%, 0.00% Floor), 7.86%, 08/16/24(c)	653,804	529,581
Second Lien Term Loan, (3M LIBOR + 9.00%, 1.00% Floor), 10.61%, 08/18/25(c)	2,500,000	1,937,500
Vertafore, Inc.
First Lien Term Loan, (1M LIBOR + 3.25%, 0.00% Floor), 4.24%, 07/02/25(c)	7,666,370	6,839,207
Second Lien Term Loan, (1M LIBOR + 7.25%, 0.00% Floor), 8.24%, 07/02/26(c)	515,985	452,519
Vertiv Group Corp.
First Lien Term Loan B, (1M LIBOR + 3.00%, 0.00% Floor), 4.58%, 03/02/27(b)(c)	2,053,017	1,868,246
		40,188,464
HOTEL, GAMING & LEISURE - 2.4%
Cineworld Group PLC (Canada)
First Lien Incremental Term Loan, (LIBOR + 3.00%, 0.00% Floor), 3.00%, 02/05/27(b)(c)(e)	3,611,961	2,456,133
Scientific Games International, Inc.
First Lien Term Loan B-5, (1M / 2M LIBOR + 2.75%, 0.00% Floor), 4.25%, 08/14/24(b)(c)	2,493,639	2,023,999
		4,480,132
MEDIA: ADVERTISING, PRINTING & PUBLISHING - 2.8%
Advantage Sales & Marketing, Inc.
First Lien Incremental Term Loan B, (3M LIBOR + 3.25%, 1.00% Floor), 4.70%, 07/23/21(c)	2,835,937	2,316,011
First Lien Term Loan, (3M LIBOR + 3.25%, 1.00% Floor), 4.70%, 07/23/21(c)	3,616,131	2,929,066
F & W Media, Inc.
First Lien Term Loan B-1, (LIBOR + 6.50%, 1.50% Floor), 8.00%, 05/24/22(c)(d)(g)(m)	361,023	–
First Lien Term Loan B-2, (LIBOR + 10.00%, 1.50% Floor), 11.50%, 05/24/22(c)(d)(g)(m)	1,076,345	–
		5,245,077
MEDIA: BROADCASTING & SUBSCRIPTION - 7.7%
Global Eagle Entertainment, Inc.
First Lien Term Loan, (3M LIBOR + 7.50%, 1.00% Floor), 9.38%, 01/06/23(c)	5,983,914	3,919,464
Radiate Holdco, LLC
First Lien Term Loan, (1M LIBOR + 3.00%, 0.75% Floor), 3.99%, 02/01/24(b)(c)	3,086,881	2,886,234
Univision Communications, Inc.
First Lien Term Loan, (1M LIBOR + 2.75%, 1.00% Floor), 3.75%, 03/15/24(c)	1,494,337	1,286,064
Urban One, Inc.
First Lien Term Loan, (1M LIBOR + 4.00%, 1.00% Floor), 5.00%, 04/18/23(c)	1,328,209	978,452
William Morris Endeavor Entertainment, LLC
First Lien Term Loan B, (1M / 3M LIBOR + 2.75%, 0.00% Floor), 4.04%, 05/18/25(b)(c)	6,433,657	5,163,010
		14,233,224
MEDIA: DIVERSIFIED & PRODUCTION - 0.5%
Learfield Communications, LLC
First Lien Initial Term Loan, (1M LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/01/23(c)	1,501,015	1,023,189
RETAIL - 7.5%
Charming Charlie, LLC
First Lien Delayed Draw Term Loan, 20.00%, 05/15/20(d)(h)(i)(m)	59,069	9,841
First Lien Term Loan A, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 04/24/23(c)(d)(h)(m)	261,799	–
First Lien Term Loan B, (LIBOR + 1.00%, 1.00% Floor), 2.00%, 04/24/23(c)(d)(h)(m)	320,539	–
Vendor Payment Term Loan, 20.00%, 05/15/20(d)(h)(i)(m)	10,627	1,770
EG America, LLC
First Lien Term Loan, (6M LIBOR + 4.00%, 0.00% Floor), 5.07%, 02/07/25(c)	1,939,271	1,442,818
General Nutrition Centers, Inc.
First Lien FILO Term Loan, (1M LIBOR + 7.00%, 0.00% Floor), 7.99%, 12/31/22(c)	3,072,350	2,686,401
Petco Animal Supplies, Inc.
First Lien Second Amendment Term Loan B1, (3M LIBOR + 3.25%, 1.00% Floor), 5.03%, 01/26/23(c)	5,243,882	3,675,962
PetSmart, Inc.
First Lien Term Loan B-2, (6M LIBOR + 4.00%, 1.00% Floor), 5.00%, 03/11/22(c)	6,340,676	6,097,384
		13,914,176
SERVICES: BUSINESS - 9.9%
AQ Carver Buyer, Inc.
First Lien Term Loan, (3M LIBOR + 5.00%, 1.00% Floor), 6.45%, 09/23/25(c)(d)	1,088,057	843,244
Carestream Health, Inc.
First Lien Term Loan, (6M LIBOR + 6.25%, 1.00% Floor), 7.32%, 02/28/21(b)(c)	304,311	280,270
Second Lien Extended Term Loan, (1.00% PIK), (6M LIBOR + 10.50%, 1.00% Floor), 11.57%, 06/07/21(c)(f)	1,012,526	873,304
DG Investment Intermediate Holdings 2, Inc.
First Lien Incremental Term Loan, (1M LIBOR + 3.75%, 0.75% Floor), 4.74%, 02/03/25(c)	1,245,633	1,077,473
First Lien Term Loan, (1M LIBOR + 3.00%, 0.75% Floor), 3.99%, 02/03/25(c)	2,475,065	2,116,181
DTI Holdco, Inc.
First Lien Term Loan B, (3M LIBOR + 4.75%, 1.00% Floor), 6.53%, 09/29/23(c)	2,899,926	2,087,947
Envision Healthcare Corp.
First Lien Term Loan B, (1M LIBOR + 3.75%, 0.00% Floor), 4.74%, 10/10/25(c)	2,350,289	1,259,367
Evergreen Skills Lux S.A.R.L.
First Lien Term Loan, (3M LIBOR + 4.75%, 1.00% Floor), 6.53%, 04/28/21(c)	2,979,056	1,966,177
Second Lien Term Loan, (3M LIBOR + 8.25%, 1.00% Floor), 10.03%, 04/28/22(c)	1,000,000	180,715
Garda World Security Corp. (Canada)
First Lien Term Loan B, (3M LIBOR + 4.75%, 0.00% Floor), 6.39%, 10/30/26(b)(c)(e)	2,903,615	2,772,952
Refinitiv US Holdings, Inc.
First Lien Term Loan, (1M LIBOR + 3.25%, 0.00% Floor), 4.24%, 10/01/25(c)	3,172,787	3,063,056
SGS Cayman, L.P.
First Lien Term Loan B, (3M LIBOR + 5.38%, 1.00% Floor), 6.83%, 04/23/21(c)	305,983	227,957
STG-Fairway Acquisitions, Inc.
First Lien Term Loan, (6M LIBOR + 3.50%, 0.00% Floor), 4.57%, 01/31/27(c)	903,346	781,394
Sutherland Global Services, Inc.
First Lien Term Loan, (3M LIBOR + 5.38%, 1.00% Floor), 6.83%, 04/23/21(c)	1,314,486	979,292
		18,509,329
SERVICES: CONSUMER - 0.6%
USS Ultimate Holdings, Inc.
First Lien Term Loan, (6M LIBOR + 3.75%, 1.00% Floor), 5.67%, 08/25/24(c)	1,240,458	1,079,198
TELECOMMUNICATIONS - 15.3%
CenturyLink, Inc.
First Lien Term Loan A, (1M LIBOR + 2.00%, 0.00% Floor), 2.99%, 01/31/25(b)(c)	723,419	678,809
First Lien Term Loan B, (1M LIBOR + 2.25%, 0.00% Floor), 3.24%, 03/15/27(b)(c)	4,982,445	4,680,410
Flight Bidco, Inc.
First Lien Term Loan, (1M LIBOR + 3.50%, 0.00% Floor), 4.49%, 07/23/25(c)	3,621,209	3,078,028
Intelsat Jackson Holdings S.A. (Luxembourg)
First Lien Fixed Term Loan B5, 6.63%, 01/02/24(b)(e)(i)	5,056,202	4,746,509
First Lien Term Loan B3, (6M LIBOR + 3.75%, 1.00% Floor), 5.68%, 11/27/23(c)(e)	1,188,001	1,101,128
First Lien Term Loan B4, (6M LIBOR + 4.50%, 1.00% Floor), 6.43%, 01/02/24(c)(e)	5,735,607	5,345,586
U.S. TelePacific Corp.
First Lien Term Loan B, (6M LIBOR + 6.00%, 1.00% Floor), 7.07%, 05/02/23(c)	4,784,808	3,732,150
Zacapa, LLC (Luxembourg)
First Lien Term Loan B, (6M LIBOR + 4.50%, 0.00% Floor), 5.57%, 07/02/25(c)(e)	2,189,227	2,009,984
Zayo Group Holdings, Inc.
First Lien Initial Dollar Term Loan, (1M LIBOR + 3.00%, 0.00% Floor), 3.99%, 03/09/27(c)	3,159,858	3,001,865
		28,374,469
Total Senior Loans
(Cost $256,433,640)		215,215,877

Corporate Notes and Bonds - 34.7%
AEROSPACE & DEFENSE - 3.2%
Moog, Inc.
4.25%, 12/15/27(i)(j)	1,000,000	910,000
Transdigm, Inc.
6.25%, 03/15/26(i)(j)	5,000,000	5,003,110
		5,913,110
BANKING, FINANCE, INSURANCE & REAL ESTATE - 4.4%
Alliant Holdings Intermediate, LLC
6.75%, 10/15/27(i)(j)	951,000	895,794
Greystar Real Estate Partners, LLC
5.75%, 12/01/25(i)(j)	1,500,000	1,368,795
GTCR AP Finance, Inc.
8.00%, 05/15/27(i)(j)	2,300,000	2,135,647
NFP Corp.
6.88%, 07/15/25(i)(j)	2,000,000	1,895,000
8.00%, 07/15/25(i)(j)	1,000,000	923,745
VICI Properties, Inc.
4.13%, 08/15/30(i)(j)	1,100,000	1,048,438
		8,267,419
BEVERAGE, FOOD & TOBACCO - 5.1%
JBS, S.A.
5.88%, 07/15/24(i)(j)	1,380,000	1,402,425
6.75%, 02/15/28(i)(j)	1,000,000	1,073,050
6.50%, 04/15/29(i)(j)	2,847,000	3,069,778
5.50%, 01/15/30(i)(j)	2,000,000	2,076,100
New Red Finance, Inc. (Canada)
3.88%, 01/15/28(e)(i)(j)	2,000,000	1,911,100
		9,532,453
CHEMICALS, PLASTICS, & RUBBER - 0.6%
TPC Group, Inc.
10.50%, 08/01/24(i)(j)	1,500,000	1,177,500
CONSUMER GOODS: NON-DURABLE - 0.8%
Prestige Brands, Inc.
5.13%, 01/15/28(i)(j)	1,429,000	1,425,856
CONTAINERS, PACKAGING & GLASS - 1.0%
Sealed Air Corp.
4.00%, 12/01/27(i)(j)	2,000,000	1,875,200
ENERGY: OIL & GAS - 1.2%
Energy Transfer Operating Partners LP
7.13%(i)	1,531,000	923,316
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/26(i)(j)	3,573,000	1,066,691
10.50%, 05/15/27(i)(j)	553,000	184,449
		2,174,456
ENVIRONMENTAL INDUSTRIES - 1.7%
GFL Environmental, Inc. (Canada)
7.00%, 06/01/26(e)(i)(j)	1,496,000	1,460,780
5.13%, 12/15/26(e)(i)(j)	1,731,000	1,700,708
		3,161,488
HEALTHCARE & PHARMACEUTICALS - 1.4%
Bausch Health Companies, Inc.
6.50%, 03/15/22(i)(j)	500,000	506,875
7.00%, 01/15/28(i)(j)	2,000,000	2,085,100
		2,591,975
HIGH TECH INDUSTRIES - 1.6%
Riverbed Technology, Inc.
8.88%, 03/01/23(i)(j)	1,435,000	945,306
SS&C Technologies, Inc.
5.50%, 09/30/27(i)(j)	2,000,000	2,073,750
		3,019,056
HOTEL, GAMING & LEISURE - 1.7%
Churchill Downs, Inc.
5.50%, 04/01/27(i)(j)	2,000,000	1,896,100
Scientific Games Corp.
7.25%, 11/15/29(i)(j)	2,000,000	1,248,900
		3,145,000
MEDIA: ADVERTISING, PRINTING & PUBLISHING - 1.0%
Outfront Media Capital, LLC
5.00%, 08/15/27(i)(j)	2,000,000	1,851,100
MEDIA: BROADCASTING & SUBSCRIPTION - 2.9%
Charter Communications, Inc.
4.50%, 08/15/30(i)(j)	2,286,000	2,253,139
Nexstar Escrow Corp.
5.63%, 07/15/27(i)(j)	2,000,000	1,966,100
Univision Communications, Inc.
5.13%, 02/15/25(i)(j)	1,456,000	1,252,160
		5,471,399
METALS & MINING - 1.0%
Cleveland Cliffs, Inc.
6.75%, 03/15/26(i)(j)	2,160,000	1,921,050
ERP Iron Ore, LLC
LIBOR + 8.00%, 12/31/19(d)(k)(m)	86,775	–
Magnetation, LLC / Mag Finance Corp.
11.00%, 05/15/18(d)(i)(j)(l)(m)	2,937,000	–
		1,921,050
RETAIL - 1.6%
EG Global Finance PLC (United Kingdom)
6.75%, 02/07/25(e)(i)(j)	2,421,000	2,000,363
8.50%, 10/30/25(e)(i)(j)	1,000,000	896,255
		2,896,618
SERVICES: BUSINESS - 1.1%
Darling Ingredients, Inc.
5.25%, 04/15/27(i)(j)	2,000,000	1,953,334
TELECOMMUNICATIONS - 3.9%
CenturyLink, Inc.
4.00%, 02/15/27(i)(j)	3,000,000	2,887,500
Front Range Bidco, Inc.
4.00%, 03/01/27(i)(j)	1,271,000	1,223,338
Orbcomm, Inc.
8.00%, 04/01/24(i)(j)	3,194,000	3,134,113
		7,244,951
TRANSPORTATION: CONSUMER - 0.5%
United Airlines Holdings, Inc.
4.88%, 01/15/25(i)	1,043,000	906,101
Total Corporate Notes and Bonds
(Cost $71,601,502)		64,528,066

Structured Products - 6.8%(p)
Anchorage Capital CLO, Ltd. (Cayman Islands)
2015-6A, Class ER, 8.18%, 07/15/30(e)(j)(q)	4,400,000	2,469,931
Fortress Credit Opportunities CLO, Ltd. (Cayman Islands)
2018-11A, Class E, 8.98%, 04/15/31(e)(j)(q)	4,000,000	2,033,644
OZLM, Ltd. (Cayman Islands)
2014-8A, Class DRR, 7.92%, 10/17/29(d)(e)(j)(q)	2,500,000	1,258,750
Pikes Peak CLO, Ltd. (Cayman Islands)
2018-1A, Class E, 7.85%, 07/24/31(e)(j)(q)	1,000,000	539,983
Shackleton CLO, Ltd. (Cayman Islands)
2015-8A, Class F, 8.68%, 10/20/27(e)(j)(q)	3,300,000	1,249,608
TIAA Churchill Middle Market CLO, Ltd. (Cayman Islands)
2016-1A, Class ER, 9.79%, 10/20/30(e)(j)(q)	5,000,000	2,835,670
2017-1A, Class E, 9.10%, 01/24/30(e)(j)(q)	4,000,000	2,256,780
Total Structured Products
(Cost $23,478,828)		12,644,366

Common Stocks - 0.9%	Share Quantity	Value ($)
BANKING, FINANCE, INSURANCE & REAL ESTATE - 0.9%
Medical Card System, Inc.(d)(m)	914,981	1,679,177
ENERGY: OIL & GAS - 0.0%
Ascent Resources Marcellus Holdings, Inc.(d)(m)	165,654	74,451
HGIM Corp.(d)(m)	1,463	11,460
RDV Resources, Inc.(d)(m)	7,743	–
Southcross Holdings Borrower, L.P. Class A-II(d)	129	–
Southcross Holdings Borrower, GP LLC(d)(m)	129	–
		85,911
MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.0%
Acosta, Inc.(d)(m)	3,133	27,644
F & W Media, Inc.(d)(g)(m)	9,511	–
		27,644
RETAIL - 0.0%
Charming Charlie, LLC(d)(h)(m)	2,679,190	–
Total Common Stocks
(Cost $749,138)		1,792,732

Preferred Stocks - 0.6%
BANKING, FINANCE, INSURANCE & REAL ESTATE - 0.5%
Watford Holdings, Ltd. (Bermuda)
(3M LIBOR + 6.68%, 1.00% Floor), 8.62%(e)	946,575	908,712
MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.1%
Acosta, Inc., (14.50% PIK), 14.50%(d)(f)(i)	2,526	170,417
Total Preferred Stocks
(Cost $1,098,068)		1,079,129

Warrants - 0.0%
ENERGY: OIL & GAS - 0.0%
Ascent Resources Marcellus Holdings, Inc.(d)(m)	42,889	129
Total Warrants
(Cost $4,289)		129

Total Investments - 158.7%
(Cost of $353,365,465)		295,260,299
Other Assets & Liabilities, Net - 0.4%		752,528
Loan Outstanding - (59.1%)(n)(o)		(109,990,296)
Net Assets (Applicable to Common Shares) - 100.0%		186,022,531

(a)
“Senior Loans” are senior, secured loans made to companies whose debt is below investment grade as well as investments with similar economic characteristics. Senior Loans typically hold a first lien priority and, unless otherwise indicated, are required to pay interest at floating rates that are periodically reset by reference to a base lending rate plus a spread. In some instances, the rates shown represent the weighted average rate as of March 31, 2020. Senior Loans are generally not registered under the Securities Act of 1933 (the “1933 Act”) and often incorporate certain restrictions on resale and cannot be sold publicly. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity.

(b)	All or a portion of this Senior Loan position has not settled. Full contract rates do not take effect until settlement date and therefore are subject to change.
(c)
The interest rate on this Senior Loan is subject to a base lending rate plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily the prime rate offered by one or more major U.S. banks (“Prime”). The interest rate is subject to a minimum floor, which may be less than or greater than the prevailing period end LIBOR/Prime rate. As of March 31, 2020, the 1, 2, 3 and 6 month LIBOR rates were 0.99%, 1.26%, 1.45% and 1.18%, respectively, and the Prime lending rate was 3.25%. Senior Loans may contain multiple contracts of the same issuer which may be subject to base lending rates of both LIBOR and Prime (“Variable”) in addition to the stated spread.

(d)	Fair Value Level 3 security.
(e)	Foreign risk exposure traded in U.S. dollars.
(f)	Represents a payment-in-kind (“PIK”) security, which may pay interest in additional principal amount/share quantity.
(g)	The issuer has filed for Chapter 11 bankruptcy protection as of March 10, 2019.
(h)	The issuer has filed for Chapter 11 bankruptcy protection as of July 11, 2019.
(i)	Fixed rate asset.
(j)
Securities exempt from registration pursuant to Rule 144A under the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2020, these securities amounted to $75,343,015, or 40.50% of net assets.

(k)	The issuer is in default of its payment obligations as of July 5, 2018.
(l)	The issuer is in default of its payment obligations as of May 5, 2015.
(m)	Non-income producing asset.
(n)	The Fund has granted a security interest in substantially all of its assets in the event of default under the credit facility.
(o)	Principal of $110,000,000 less unamortized deferred financing costs of $9,704.
(p)
Structured Products include collateralized loan obligations (“CLOs”). A CLO typically takes the form of a financing company (generally called a special purpose vehicle or “SPV”), created to reapportion the risk and return characteristics of a pool of assets. While the assets underlying CLOs are often Senior Loans or corporate notes and bonds, the assets may also include (i) subordinated loans; (ii) debt tranches of other CLOs; and (iii) equity securities incidental to investments in Senior Loans. The Fund may invest in lower tranches of CLOs, which typically experience a lower recovery, greater risk of loss or deferral or non-payment of interest than more senior tranches of the CLO. A key feature of the CLO structure is the prioritization of the cash flows from a pool of debt securities among the several classes of the CLO. The SPV is a company founded for the purpose of securitizing payment claims arising out of this asset pool. On this basis, marketable securities are issued by the SPV and the redemption of these securities typically takes place at maturity out of the cash flow generated by the collected claims.

(q)	Floating rate asset. The interest rate shown reflects the rate in effect at March 31, 2020.

Apollo Tactical Income Fund Inc.
Notes to Schedule of Investments

March 31, 2020 (unaudited)

Security Valuation
Apollo Tactical Income Fund Inc. (the “Fund”) values its investments primarily using the mean of the bid and ask prices provided by a nationally recognized security pricing service or broker. Senior Loans, corporate notes and bonds, common stock, structured products, preferred stock and warrants are priced based on valuations provided by an approved independent pricing service or broker, if available. If market or broker quotations are not available, or a price is not available from an independent pricing service or broker, or if the price provided by the independent pricing service or broker is believed to be unreliable, the security will be fair valued pursuant to procedures adopted by the Fund’s board of directors (the “Board”). In general, the fair value of a security is the amount that the Fund might reasonably expect to receive upon the sale of an asset or pay to transfer a liability in an orderly transaction between willing market participants at the reporting date. Fair value procedures generally take into account any factors deemed relevant, which may include, among others, (i) the nature and pricing history of the security, (ii) the liquidity or illiquidity of the market for the particular security, (iii) recent purchases or sales transactions for the particular security or similar securities and (iv) press releases and other information published about the issuer. In these cases, the Fund’s net asset value (“NAV”) will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates. There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security.

Fair Value Measurements
The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted unadjusted prices for identical assets and liabilities in active markets to which the Fund has access at the date of measurement;

Level 2 — Quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, but are valued based on executed trades, broker quotations that constitute an executable price, and alternative pricing sources supported by observable inputs which, in each case, are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

At the end of each reporting period, management evaluates the Level 2 and Level 3 assets, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from independent pricing services, and the existence of contemporaneous, observable trades in the market.

The valuation techniques used by the Fund to measure fair value at March 31, 2020 maximized the use of observable inputs and minimized the use of unobservable inputs. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers into and out of the levels are recognized at the value at the end of the period. A summary of the Fund’s investments categorized in the fair value hierarchy as of March 31, 2020 is as follows:

Apollo Tactical Income Fund Inc.
	Total Fair Value at March 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Cash and Cash Equivalents	$11,159,741	$11,159,741	$-	$-
Senior Loans	215,215,877	-	207,777,423	7,438,454
Corporate Notes and Bonds	64,528,066	-	64,528,066	-
Structured Products	12,644,366	-	11,385,616	1,258,750
Common Stocks	1,792,732	-		1,792,732
Preferred Stocks	1,079,129	-	908,712	170,417
Warrants	129	-	-	129
Total Assets	$306,420,040	$11,159,741	$284,599,817	$10,660,482

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value for the period January 1, 2020 through March 31, 2020:

Apollo Tactical Income Fund Inc.
	Total	Senior Loans	Corporate Notes and Bonds	Structured Product	Common Stocks	Preferred Stock	Warrants
Total Fair Value, beginning of period	$7,122,713	$5,489,236	$-	$-	$1,461,773	$170,417	$1,287
Purchases, including capitalized PIK	34,773	34,773	-	-	-	-	-
Sales/Paydowns	(503,169)	(495,581)	-	-	(7,588)	-	-
Accretion/(amortization) of discounts/(premiums)	7,516	7,516	-	-	-	-	-
Net realized gain/(loss)	2,172	2,172	-	-	-	-	-
Change in net unrealized appreciation/(depreciation)	(552,993)	(815,931)	-	-	264,096	-	(1,158)
Transfers into Level 3	6,414,263	5,081,062	-	1,258,750	74,451	-	-
Transfers out of Level 3	(1,864,793)	(1,864,793)	-	-	-	-	-
Total Fair Value, end of period	$10,660,482	$7,438,454	$-	$1,258,750	$1,792,732	$170,417	$129

Assets were transferred from Level 2 to Level 3 or from Level 3 to Level 2 as a result of changes in levels of liquid market observability when subject to various criteria as discussed above. There were no transfers between Level 1 and Level 2 fair value measurement during the period shown. The net change in unrealized appreciation/(depreciation) attributable to Level 3 investments still held at March 31, 2020 was $(198,217).

The following table provides quantitative measures used to determine the fair values of the Level 3 investments as of March 31, 2020:

Assets	Fair Value at March 31, 2020	Valuation Technique(s)(a)	Unobservable Input(s)	Range of Unobservable Input(s) Utilized	Weighted Average Unobservable Input(s)
Senior Loans	$6,233,288	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A	N/A

	11,611	Recoverability (b)	Estimated Proceeds (b)	$984k-$1.01m	$1.00m

	-	Recoverability (b)	Estimated Proceeds (b)	$0	$0

	719,130	Discounted Cash Flow (c)	Discount Rate (c)	17.45%	17.45%

	439,651	Discounted Cash Flow (c)	Discount Rate (c)	14.88%	14.88%

	34,774	Guideline Public Company (d)	TEV | EBITDA Multiple (d)	2.0x	2.0x

Corporate Notes and Bonds	-	Recoverability (b)	Estimated Proceeds (b)	$0	$0

Structured Product	1,258,750	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A	N/A

Common Stocks	27,644	Transaction Approach (e)	TEV | EBITDA Multiple (e)	5.4x	5.4x

	74,451	Discounted Cash Flow (c)	Discount Rate (c)	14.75%	14.75%

	-	Recoverability (b)	Estimated Proceeds (b)	$984k-$1.01m	$1.00m

	-	Recoverability (b)	Estimated Proceeds (b)	$0	$0

	1,679,177	Guideline Public Company (d) Transaction Approach (e)	TEV | EBITDA Multiple (d)(e)	2.5x-2.9x	2.6x

	-	Guideline Public Company (d)	TEV | EBITDA Multiple (d)	2.0x	2.0x

	11,460	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A	N/A

Preferred Stock	170,417	Transaction Approach (e)	TEV | EBITDA Multiple (e)	5.4x	5.4x

Warrants	129	Option Model (f)	Volatility (f)	55.00%	55.00%

Total Fair Value	$10,660,482

(a)	For the assets which have multiple valuation techniques, the Fund may rely on the techniques individually or in aggregate based on a weight ranging from 0-100%.
(b)
The Fund utilized a recoverability approach to fair value these securities, specifically a liquidation analysis.  There are various, company specific inputs used in the valuation analysis that relate to the liquidation value of a company’s assets.  The significant unobservable inputs used in the valuation model were estimated proceeds.    Significant increases or decreases in the input in isolation may result in a significantly higher or lower fair value measurement.

(c)
The Fund utilized a discounted cash flow model to fair value this security. The significant unobservable input used in the valuation model was the discount rate, which was determined based on the market rates an investor would expect for a similar investment with similar risks. The discount rate was applied to present value the projected cash flows in the valuation model. Significant increases in the discount rate may significantly lower the fair value of an investment; conversely, significant decreases in the discount rate may significantly increase the fair value of an investment.

(d)
The Fund utilized a guideline public company method to fair value this security. The significant unobservable inputs used in the valuation model were total enterprise value ("TEV") and earnings before interest, taxes, depreciation and amortization (“EBITDA”) based on comparable multiples for a similar investment with similar risks. Significant increases or decreases in either of these inputs in isolation may result in a significantly higher or lower fair value measurement.

(e)
The Fund utilized a transaction approach to fair value this security. The significant unobservable inputs used in the valuation model were total enterprise value TEV and EBITDA. Significant increases or decreases in either of these inputs in isolation may result in a significantly higher or lower fair value measurement.

(f)
The Fund utilized a Black-Scholes options pricing model to fair value this security. The significant unobservable input used in the valuation model was volatility. Significant increases or decreases in the input in isolation may result in a significantly higher or lower fair value measurement.

General Commitments and Contingencies
As of March 31, 2020, the Fund had no unfunded loan commitments outstanding.

For more information with regard to significant accounting policies, see the Fund’s most recent annual report filed with the Securities and Exchange Commission.